Trade and other payables (Details) - GBP (£)	Jun. 30, 2022	Jun. 30, 2021
Trade and other payables
Trade payables	£ 192,863,000	£ 143,400,000
Other payables	18,982,000	22,297,000
Accrued expenses	89,016,000	61,990,000
Social security and other taxes	22,073,000	32,491,000
Total trade and other payables	322,934,000	260,178,000
Less: non-current portion
Trade payables	101,301,000	66,778,000
Other payables	1,046,000	739,000
Non-current trade and other payables	102,347,000	67,517,000
Current trade and other payables	220,587,000	192,661,000
Transfer fees and other associated costs	181,545,000	136,309,000
Liabilities from share-based payment transactions	828,000	616,000
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade and other payables
Trade payables	196,396,000	145,775,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	101,301,000	66,778,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	54,732,000	40,228,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 46,569,000	£ 26,550,000